Goodwill and Trade Name - Schedule of Reconciliation of Changes in Goodwill and Trade Name (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 4,992
Impairment	1,205
Goodwill, ending balance	3,800	4,992
Goodwil
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	4,992	5,097
Foreign currency translation	13	(105)
Impairment	(1,205)
Goodwill, ending balance	3,800	4,992	$ 5,097
Trade Name
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	14,000
Goodwill, ending balance	$ 14,000	$ 14,000